SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details)	12 Months Ended
	Jul. 31, 2019 USD ($) item	Jul. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Accounts receivables, net	$ 1,472,258	$ 137,550
Accounts receivable balance collected (as a percent)	14.00%
Contract liabilities	$ 415,392	547,235
Revenues	$ 3,078,758	5,307,891	$ 3,635,371
Consulting services
Disaggregation of Revenue [Line Items]
Number of phases of consulting services | item	3
Revenues	$ 3,078,758	5,236,196	3,469,224
Phase I consulting services
Disaggregation of Revenue [Line Items]
Period of completion	3 months
Phase II consulting services
Disaggregation of Revenue [Line Items]
Period of completion	8 months
Customer's initial registration fee
Disaggregation of Revenue [Line Items]
Revenues		$ 71,695	$ 166,147
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-07-31
Disaggregation of Revenue [Line Items]
Contract liabilities recognition period	1 year